General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of General and Administrative Expenses
General and administrative expenses for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Personnel expenses	¥1,028,875	¥922,452	¥834,512
Depreciation and amortization	276,534	262,702	264,290
Building and maintenance expenses	8,992	7,847	9,979
Supplies expenses	17,101	14,571	15,468
Communication expenses	31,650	31,182	32,839
Publicity and advertising expenses	172,807	143,500	126,090
Taxes and dues	100,428	84,020	82,293
Outsourcing expenses	144,994	123,293	115,157
Office equipment expenses	81,430	70,151	61,503
Others	366,890	305,699	259,490

Total general and administrative expenses	¥2,229,701	¥1,965,417	¥1,801,621